Subsequent events- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Feb. 01, 2014 Subsequent Event Member Centro Financiero BHD [Member]	Dec. 31, 2012 Subsequent Event Member Centro Financiero BHD [Member]
Subsequent Events [Line Items]
Equity Method Investment Ownership Percentage			15.79%	19.99%
Equity Method Investments	$ 197,006	$ 246,776	$ 84,000